Summary of significant accounting policies - Schedule of Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
U.S. Dollar
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	1.067	1.133	1.227
Average foreign exchange rate	1.053	1.183	1.142
Swiss Franc
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	0.985	1.033	1.080
Average foreign exchange rate	1.005	1.081	1.070
Chinese Renminbi
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	7.358	7.195	8.023
Average foreign exchange rate	7.079	7.629	7.874
Pound Sterling
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	0.887	0.840	0.899
Average foreign exchange rate	0.853	0.860	0.890
Hong Kong Dollar
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	8.316	8.833	9.514
Average foreign exchange rate	8.245	9.193	8.857
Singapore Dollar
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	1.430	1.528	1.622
Average foreign exchange rate	1.451	1.589	1.574
United Arab Emirates Dirham
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	3.917	4.160	4.507
Average foreign exchange rate	3.867	4.344	4.194
Japanese Yen
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	140.660	130.380	126.490
Average foreign exchange rate	138.027	129.877	121.832